NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended	10 Months Ended
	Sep. 30, 2018 Segment	Dec. 31, 2017 USD ($) Segment
Number of segments | Segment	1	1
FDIC cash uninsured amount | $		$ 250,000
Certificates Of Deposit [Member]
Description of maturity date		Mature in February 2018 and March 2018.
Certificates Of Deposit [Member] | Minimum [Member]
Interest rate		0.35%
Certificates Of Deposit [Member] | Maximum [Member]
Interest rate		0.55%